Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of December 31,
	2016	2017
	RMB	RMB
Accounts receivable	518,596	535,392
Allowance for doubtful accounts	(16,792)	(20,198)
Accounts receivable, net	501,804	515,194

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
	2015	2016	2017
	RMB	RMB	RMB
Balance at the beginning of the year	16,587	13,246	16,792
Provision for doubtful accounts	4,991	3,700	14,052
Write-offs	(8,332)	(154)	(10,646)
Balance at the end of the year	13,246	16,792	20,198
	2015	2016	2017
	RMB	RMB	RMB
Balance at the beginning of the year	1,437	4,043	2,724
Provision for doubtful accounts	2,606	—	—
Write-offs	—	(1,319)	(2,724)
Balance at the end of the year	4,043	2,724	—

Schedule of Estimated Useful Lives of Property Plant and Equipment [Table Text Block]
	Estimated useful life (Years)			Estimated residual value
Building	20	-	36		0%
Office equipment, furniture and fixtures	3	-	5	0%	-	3%
Motor vehicles	5	-	10	0%	-	3%
Leasehold improvements		5			0%

Schedule of Depreciation [Table Text Block]
	2015	2016	2017
	RMB	RMB	RMB
Commission and fees under operating costs	2,056	185	43
Selling expenses	1,180	1,590	2,775
General and administrative expenses	15,147	11,717	11,281
Depreciation for the year	18,383	13,492	14,099

Schedule of Intangible Assets and Goodwill [Table Text Block]
				As of December 31, 2016
	Useful life (Years)			Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
				RMB	RMB	RMB	RMB
Brand name		Indefinite		20,111	—	(16,404)	3,707
Trade name	9.4	to	10	8,898	(5,750)	—	3,148
Customer relationship	4.6	to	9.8	60,696	(53,324)	(2,953)	4,419
Non-compete agreement	3	to	6.25	52,195	(22,539)	(29,515)	141
Agency agreement and license	4.6	to	9.8	19,924	(16,790)	(77)	3,057
Software and system	2	to	10	65,680	(20,680)	—	45,000
				227,504	(119,083)	(48,949)	59,472
				As of December 31, 2017
	Useful life (Years)			Cost	Accumulated amortization	Accumulated Impairment loss	Net carrying values
				RMB	RMB	RMB	RMB
Brand name		Indefinite		16,404	—	(16,404)	—
Trade name	9.4	to	10	8,898	(6,688)	—	2,210
Customer relationship	4.6	to	9.8	48,306	(45,353)	(2,953)	—
Non-compete agreement	3	to	6.25	50,925	(21,410)	(29,515)	—
Agency agreement and license	4.6	to	9.8	14,535	(14,458)	(77)	—
Software and system	2	to	10	65,680	(50,680)	—	15,000
				204,748	(138,589)	(48,949)	17,210

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	2,797,842	—	2,797,842	—
		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	2,498,730	—	2,498,730	—